Sep. 30, 2020
VOYA SEPARATE PORTFOLIOS TRUST
Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
Voya Target Retirement 2065 Fund
(each a “Fund” and collectively the “Funds”)
Supplement dated April 27, 2021
to the Funds' Class A, Class I, Class R, Class R6 and Class T shares Prospectus dated September 30, 2020
(the "Prospectus")
On March 25, 2021, the Board of Trustees of Voya Separate Portfolios Trust approved changes with respect to each Fund's management fees, expense limits and principal investment strategies, effective on April 27, 2021.
Effective immediately, the Prospectus is revised as follows:
1.
The
sub-sections entitled "Fees and Expenses of the Fund – Annual Fund Operating Expenses" and "Fees and Expenses of the Fund – Expense Example" in the summary section of each Fund's Prospectus is deleted and replaced with the following:
VOYA TARGET IN-RETIREMENT FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.07	0.04	0.07	0.03	0.07
Acquired Fund Fees and Expenses 3%		0.02	0.02	0.02	0.02	0.02
Total Annual Fund Operating Expenses 4%		0.52	0.24	0.77	0.23	0.52
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.52	0.24	0.77	0.23	0.52
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$625	732	849	1,190
I	Sold or Held	$25	77	135	306
R	Sold or Held	$79	246	428	954
R6	Sold or Held	$24	74	130	293
T	Sold or Held	$302	413	533	886
VOYA TARGET RETIREMENT 2025 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.05	0.07	0.05	0.01	0.05
Acquired Fund Fees and Expenses 3%		0.03	0.03	0.03	0.03	0.03
Total Annual Fund Operating Expenses 4%		0.51	0.28	0.76	0.22	0.51
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.51	0.28	0.76	0.22	0.51
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$624	729	844	1,179
I	Sold or Held	$29	90	157	356
R	Sold or Held	$78	243	422	942
R6	Sold or Held	$23	71	124	280
T	Sold or Held	$301	409	528	874
VOYA TARGET RETIREMENT 2030 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.05	0.05	0.05	0.01	0.05
Acquired Fund Fees and Expenses 3%		0.03	0.03	0.03	0.03	0.03
Total Annual Fund Operating Expenses 4%		0.51	0.26	0.76	0.22	0.51
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.51	0.26	0.76	0.22	0.51
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$624	729	844	1,179
I	Sold or Held	$27	84	146	331
R	Sold or Held	$78	243	422	942
R6	Sold or Held	$23	71	124	280
T	Sold or Held	$301	409	528	874
VOYA TARGET RETIREMENT 2035 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.07	0.02	0.07	0.01	0.07
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.54	0.24	0.79	0.23	0.54
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.54	0.24	0.79	0.23	0.54
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$627	738	859	1,213
I	Sold or Held	$25	77	135	306
R	Sold or Held	$81	252	439	978
R6	Sold or Held	$24	74	130	293
T	Sold or Held	$304	419	544	910
VOYA TARGET RETIREMENT 2040 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.09	0.05	0.09	0.01	0.09
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.56	0.27	0.81	0.23	0.56
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.56	0.27	0.81	0.23	0.56
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class		Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A		Sold or Held	$629	744	870	1,236
I		Sold or Held	$28	87	152	343
R		Sold or Held	$83	259	450	1,002
R6	https://pilot.arcfiling.com/ArcFilingFileSystem/Documents/f11708_kspxyro3xnbxnm0nt3gn5c/pro_Target_rev_0bvt23o0tg4.HTM?dummyArg=acip2fjx3jr	Sold or Held	$24	74	130	293
T		Sold or Held	$306	425	555	934
VOYA TARGET RETIREMENT 2045 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.11	0.04	0.11	0.01	0.11
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.58	0.26	0.83	0.23	0.58
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.58	0.26	0.83	0.23	0.58
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$631	750	880	1,259
I	Sold or Held	$27	84	146	331
R	Sold or Held	$85	265	460	1,025
R6	Sold or Held	$24	74	130	293
T	Sold or Held	$308	431	566	958
VOYA TARGET RETIREMENT 2050 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.12	0.05	0.12	0.02	0.12
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.59	0.27	0.84	0.24	0.59
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.59	0.27	0.84	0.24	0.59
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$632	753	885	1,270
I	Sold or Held	$28	87	152	343
R	Sold or Held	$86	268	466	1,037
R6	Sold or Held	$25	77	135	306
T	Sold or Held	$309	434	571	969
VOYA TARGET RETIREMENT 2055 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.11	0.02	0.11	0.02	0.11
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.58	0.24	0.83	0.24	0.58
Waivers and Reimbursements 5%		None	None	None	None	None
Total Annual Fund Operating Expenses After	%	0.58	0.24	0.83	0.24	0.58
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$631	750	880	1,259
I	Sold or Held	$25	77	135	306
R	Sold or Held	$85	265	460	1,025
R6	Sold or Held	$25	77	135	306
T	Sold or Held	$308	431	566	958
VOYA TARGET RETIREMENT 2060 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class		A	I	R	R6	T
Management Fees	%	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services	%	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses	%	0.13	0.04	0.13	0.04	0.13
Acquired Fund Fees and Expenses 3%		0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 4%		0.60	0.26	0.85	0.26	0.60
Waivers and Reimbursements 5%		None	None	None	(0.01)	None
Total Annual Fund Operating Expenses After	%	0.60	0.26	0.85	0.25	0.60
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
4
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
5
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$633	756	891	1,282
I	Sold or Held	$27	84	146	331
R	Sold or Held	$87	271	471	1,049
R6	Sold or Held	$26	83	145	330
T	Sold or Held	$310	437	576	981
VOYA TARGET RETIREMENT 2065 FUND
Annual Fund Operating Expenses
2
Expenses you pay each year as a % of the value of your investment
Class	A	I	R	R6	T
Management Fees %	0.18	0.18	0.18	0.18	0.18

Distribution and/or Shareholder Services %	0.25	None	0.50	None	0.25
(12b-1) Fees
Other Expenses 3%	0.13	0.09	0.13	0.07	0.13
Acquired Fund Fees and Expenses 4%	0.04	0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses 5%	0.60	0.31	0.85	0.29	0.60
Waivers and Reimbursements 6%	None	None	None	(0.04)	None
Total Annual Fund Operating Expenses After %	0.60	0.31	0.85	0.25	0.60
Waivers and Reimbursements
1
A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
2
Expense information has been restated to reflect current contractual rates.
3
Other Expenses are based on estimated amounts for the current fiscal year.
4
Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
5
Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
6
The adviser is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, 0.25% and 0.65% for Class A, Class I, Class R, Class R6, and Class T shares, respectively, through October 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. The limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund's board.
Expense Example
Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$633	756	891	1,282
I	Sold or Held	$32	100	174	393
R	Sold or Held	$87	271	471	1,049
R6	Sold or Held	$26	89	159	364
T	Sold or Held	$310	437	576	981